Note 5 - Equity	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
5.	Equity

The movement of equity is as follows:

	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interests	Total equity

Balances at January 1, 2018 (audited)	2	151,147	(123,891)	(182)	960	28,036
Issuance of ordinary shares	-	13,345	-	-	-	13,345
Share-based compensation	-	5,191	-	-	2	5,193
Foreign currency translation gain	-	-	-	82	22	104
Net loss	-	-	(25,822)	-	(1,046)	(26,868)

Balances at June 30, 2018 (unaudited)	2	169,683	(149,713)	(100)	(62)	19,810

Balances at January 1, 2017 (audited)	2	44,369	(32,128)	(91)	147	12,299
Issuance of ordinary shares	-	89,443	-	-	-	89,443
Share-based compensation	-	7,331	-	-	1,425	8,756
Foreign currency translation loss	-	-	-	(3)	(2)	(5)
Net loss	-	-	(60,737)	-	(1,850)	(62,587)

Balances at June 30, 2017 (unaudited)	2	141,143	(92,865)	(94)	(280)	47,906